Note 30 - Fixed and Floating Rate Trust Preferred Securities (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Fixed and Floating Rate Trust Preferred Securities [Abstract]
Fixed rate	[1]	€ 269	€ 976
Floating rate	[1]	1,052	1,037
Total trust preferred securities	[1]	€ 1,321	€ 2,013

[1]	Perpetual instruments, redeemable at specific future dates at the Groups option.